Employee Benefit Plans (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares
Options
Outstanding, shares	6,644,766	5,804,594	5,139,030	4,617,777
Vested, shares		1,643,665	911,493	901,520
Exercisable, shares		1,500,476	753,562	841,644
Exercised, shares		(143,189)	(153,556)
Forfeited or expired, shares	(159,828)	(314,250)
Granted, shares	1,000,000	1,123,003	674,809
Restricted stock and restricted stock units
Non Vested, shares	3,720,959	1,997,344	1,883,983	1,556,192
Granted, shares	2,540,000	1,175,353	886,437
Vested, shares	(812,847)	(1,058,903)	(546,194)
Forfeited or expired, shares	(3,538)	(3,089)	(12,452)
Weighted average exercise price
Options
Outstanding	$ 4.09	$ 4.57	$ 5.5	$ 4.93
Granted	$ 1.2	$ 3.64	$ 8.63
Weighted average remaining term
Options
Weighted average remaining term	4 years 2 months 22 days	4 years 7 months 20 days	4 years 9 months 21 days	5 years 5 months 1 day
Restricted stock and restricted stock units
Weighted average remaining term	2 years 5 months 12 days	2 years	1 year 4 months 26 days	1 year 9 months 22 days
Aggregate fair value
Options
Outstanding, value	$ 8,769	$ 8,410	$ 9,209	$ 7,981
Exercised, value		(273)	(216)
Forfeited or expired, value	(193)	(1,610)
Granted, value	552	1,084	1,444
Restricted stock and restricted stock units
Non vested, value	8,186	10,899	11,220	$ 5,908
Granted, value	3,048	4,278	7,650
Vested, value	(5,746)	(4,580)	(2,287)
Forfeited or expired, value	$ (15)	$ (19)	$ (51)